LONG-TERM PREPAYMENTS	12 Months Ended
Mar. 31, 2026
Long-term Prepayments
LONG-TERM PREPAYMENTS

NOTE – 8 LONG-TERM PREPAYMENTS

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Current assets:
Prepayments for operation	$1,714,066	$1,211,585	$155,332
Prepayments for marketing expenses	903,290	370,129	47,452
Prepayments for market advisory service	5,469,957	801,000	102,692
	$8,087,313	$2,382,714	$305,476
Non-current assets:
Prepayments for operation	-	2,003	257
Prepayments for marketing expenses	801,000	-	-
Total	$8,888,313	$2,384,717	$305,733

The long-term prepayments represented the services charges paid by the Company in advance, with their service periods of 12 to 24 months. The current portion of long-term prepayments as of March 31, 2025 and 2026 represent the prepaid expenses that will be utilized within 12 months after March 31, 2025 and 2026, respectively.